INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 11:-	INTANGIBLE ASSETS, NET

	License and Knowhow
	2018	2019
Cost
Balance as of January 1,	1,526	1,538
Additions	12	-
Balance as of December 31,	1,538	1,538

Accumulated Amortization
Balance as of January 1,	891	1,043
Additions	152	66
Balance as of December 31,	1,043	1,109

Amortized cost
Balance as of December 31,	495	429

Intangible assets include exclusive licenses to use patents, know-how and intellectual property for the development, manufacturing and marketing of products related to burn treatments and other products in the field of wound care. These licenses were purchased from third parties and from one of the Company's shareholders.